TCW ETF TRUST

(the “Trust”)

TCW Artificial Intelligence ETF TCW Compounders ETF TCW Transform 500 ETF TCW Transform Supply Chain ETF TCW Transform Systems ETF (the “Equity Funds”)	TCW AAA CLO ETF TCW Corporate Bond ETF TCW Flexible Income ETF TCW High Yield Bond ETF TCW Multisector Credit Income ETF TCW Senior Loan ETF (the “Fixed Income Funds”)

Supplement dated May 30, 2025

to the Statement of Additional Information (“SAI”) of the Equity Funds (the “Equity Funds SAI”)1

and the SAI of the Fixed Income Funds (the “Fixed Income Funds SAI” and together with the Equity Funds SAI, the “SAIs”)2

This Supplement provides new information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Effective May 30, 2025, Gladys Xiques will serve as the Trust’s Chief Compliance and Anti-Money Laundering Officer.

In connection with the foregoing, the table under the BOARD OF TRUSTEES OF THE TRUST—Officer Information section of each of the Equity Funds SAI and the Fixed Income Funds SAI is hereby revised by replacing the information pertaining to Roger E. Pries, Jr. with the information set forth below:

Name and Year of Birth(1)	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years(3)

Gladys Xiques (1973)	Chief Compliance and Anti-Money Laundering Officer	Since 2025	Chief Compliance Officer and AML Officer (since January 2021), TCW Funds, Inc., TCW Strategic Income Fund, Inc., TCW Metropolitan West Funds and (since September 2024), TCW Private Asset Income Fund; Group Managing Director and Global Chief Compliance Officer (since January 2021), TCW LLC, the Advisor, Metropolitan West Asset Management, LLC, and TCW Asset Management Company LLC; Global Chief Compliance Officer (since January 2021), The TCW Group, Inc. and (since September 2024), TCW Asset Backed Finance Management Company LLC; Senior Vice President (February 2015 – December 2020), TCW LLC, the Advisor, Metropolitan West Asset Management, LLC, and TCW Asset Management Company LLC.

(1)	The address of each Trustee and each officer is c/o The TCW Group, Inc., 515 South Flower Street, Los Angeles, CA 90071.
(2)	Positions with companies may have changed over time.
(3)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.

1 The Equity Funds SAI is dated February 28, 2025, as supplemented February 28, 2025.

2 The Fixed Income Funds SAI is dated February 28, 2025, as supplemented February 28, 2025

Shareholders of the Fund should retain this Supplement for future reference.